Employee benefit plans - Defined benefit pension plans (Details) - Pension defined benefit plans € in Thousands	3 Months Ended	9 Months Ended
	Dec. 31, 2019 EUR (€)	Sep. 30, 2019 EUR (€)
Defined benefit pension plans
Number of defined benefit plans		5
United States
Defined benefit pension plans
Number of defined benefit plans		1
United States | FMCH
Defined benefit pension plans
Company contribution to plan		€ 847
Estimate of contributions expected to be paid to plan for rest of year	€ 294
France
Defined benefit pension plans
Number of defined benefit plans		3
Germany
Defined benefit pension plans
Number of defined benefit plans		1